Stockholders' Deficit (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options/Shares
Outstanding, Number of Options/Shares	2,450,000
Options granted, Number of Options/Shares
Options exercised, Number of Options/Shares
Options forfeited/expired/cancelled, Number of Options/Shares
Outstanding, Number of Options/Shares	2,450,000
Exercisable, Number of Options/Shares	2,082,500	980,000
Range of Exercise Prices
Outstanding, Range of Exercise Prices	$ 0.05
Options granted, Range of Exercise Prices	0.00
Options exercised, Range of Exercise Prices	0.00
Options forfeited/expired/cancelled, Range of Exercise Prices	0.00
Outstanding, Range of Exercise Prices	0.05
Exercisable, Range of Exercise Prices	0.05	$ 0.05
Weighted- Average Exercise Price
Outstanding, Weighted- Average Exercise Price	0.05
Options granted, Weighted- Average Exercise Price	0.00
Options exercised, Weighted- Average Exercise Price	0.00
Options forfeited/expired/cancelled, Weighted- Average Exercise Price	0.00
Outstanding, Weighted- Average Exercise Price	0.05
Exercisable, Weighted- Average Exercise Price	$ 0.05	$ 0.05